UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Stone Toro Long Short Fund
 (Class A: STVHX)
(Class C: STVFX)
(Class I: STVLX)

SEMI-ANNUAL REPORT
October 31, 2014

Stone Toro Long Short Fund
A series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statements of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	13
Supplemental Information	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Stone Toro Long Short Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.stonetoro.com

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 110.5%
	COMMUNICATIONS – 6.6%
4,930	AT&T, Inc.	$171,761
2,758	BT Group PLC - ADR1	162,722
2,900	John Wiley & Sons, Inc. - Class A3	169,331
		503,814
	CONSUMER DISCRETIONARY – 14.6%
4,750	Coach, Inc.	163,305
5,781	Gentex Corp.3	189,270
2,262	Las Vegas Sands Corp.3	140,832
4,843	Mattel, Inc.3	150,472
1,786	McDonald's Corp.3	167,402
2,309	Tupperware Brands Corp.3	147,199
2,309	Yum! Brands, Inc.3	165,855
		1,124,335
	CONSUMER STAPLES – 11.8%
1,470	British American Tobacco PLC - ADR1,3	166,933
4,237	Coca-Cola Enterprises, Inc.3	183,674
2,733	Colgate-Palmolive Co.3	182,783
1,575	Kimberly-Clark Corp.3	179,975
3,060	Reynolds American, Inc.3	192,505
		905,870
	ENERGY – 6.1%
2,476	Alliance Holdings GP LP	170,002
2,160	ConocoPhillips	155,844
3,545	Ensco PLC - Class A1	143,892
		469,738
	FINANCIALS – 11.0%
6,637	AllianceBernstein Holding LP	176,544
3,390	Marsh & McLennan Cos., Inc.3	184,315
4,220	Plum Creek Timber Co., Inc. - REIT	173,062
2,274	Taubman Centers, Inc. - REIT	172,938
2,800	Waddell & Reed Financial, Inc. - Class A3	133,672
		840,531
	HEALTH CARE – 13.9%
1,504	Becton, Dickinson and Co.	193,565
3,724	GlaxoSmithKline PLC - ADR1	169,405
2,990	Merck & Co., Inc.	173,241
1,992	Novartis A.G. - ADR1	184,638
3,388	ResMed, Inc.	176,921
2,625	St. Jude Medical, Inc.3	168,446
		1,066,216

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 9.1%
2,025	Deere & Co.	$173,218
2,700	Emerson Electric Co.	172,962
6,627	General Electric Co.3	171,043
7,300	Ritchie Bros Auctioneers, Inc.1	178,047
		695,270
	MATERIALS – 3.7%
4,794	Freeport-McMoRan, Inc.3	136,629
3,062	Rio Tinto PLC - ADR1,3	146,884
		283,513
	TECHNOLOGY – 17.9%
3,408	Analog Devices, Inc.3	169,105
7,170	Cisco Systems, Inc.	175,450
9,900	Corning, Inc.	202,257
16,200	Cypress Semiconductor Corp.	160,542
3,058	Garmin Ltd.1	169,658
12,650	Marvell Technology Group Ltd.1	170,016
3,350	Microchip Technology, Inc.	144,418
7,386	Symantec Corp.3	183,321
		1,374,767
	UTILITIES – 15.8%
5,240	Aqua America, Inc.	137,288
7,655	CenterPoint Energy, Inc.	187,930
2,965	Edison International	185,550
7,194	Questar Corp.	173,447
3,300	SCANA Corp.	181,137
2,981	South Jersey Industries, Inc.	174,806
4,650	Westar Energy, Inc.	175,817
		1,215,975
	TOTAL COMMON STOCKS (Cost $8,585,626)	8,480,029

Principal Amount

	SHORT-TERM INVESTMENTS – 8.0%
616,133	UMB Money Market Fiduciary, 0.01%2	616,133
	TOTAL SHORT-TERM INVESTMENTS (Cost $616,133)	616,133

	TOTAL INVESTMENTS –118.5% (Cost $9,201,759)	9,096,162

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Value

Liabilities in Excess of other assets – (18.5)%	(1,422,923)

TOTAL NET ASSETS –100.0%	$7,673,239

Number of Shares		Value

	SECURITIES SOLD SHORT – (84.2)%
	COMMON STOCKS – (84.2)%
	COMMUNICATIONS – (4.0)%
(530)	Alliance Data Systems Corp.*	$(150,175)
(274)	Google, Inc. - Class C*	(153,188)
		(303,363)
	CONSUMER DISCRETIONARY – (17.5)%
(1,400)	Advance Auto Parts, Inc.	(205,744)
(2,170)	Carter's, Inc.	(169,542)
(1,400)	Ecolab, Inc.	(155,722)
(1,540)	Hanesbrands, Inc.	(162,639)
(1,300)	Mohawk Industries, Inc.*	(184,652)
(144)	NVR, Inc.*	(176,772)
(1,850)	Tractor Supply Co.	(135,457)
(913)	Whirlpool Corp.	(157,082)
		(1,347,610)
	CONSUMER STAPLES – (8.7)%
(1,966)	Bunge Ltd.1	(174,286)
(1,882)	Casey's General Stores, Inc.	(154,079)
(1,328)	Energizer Holdings, Inc.	(162,879)
(1,646)	Hain Celestial Group, Inc.*	(178,180)
		(669,424)
	ENERGY – (4.7)%
(1,649)	Hess Corp.	(139,852)
(1,900)	SM Energy Co.	(106,970)
(1,851)	Whiting Petroleum Corp.*	(113,355)
		(360,177)
	FINANCIALS – (4.5)%
(1,215)	Credit Acceptance Corp.*	(179,285)
(810)	Intercontinental Exchange, Inc.	(168,715)
		(348,000)
	HEALTH CARE – (22.3)%
(2,125)	Alnylam Pharmaceuticals, Inc.*	(197,073)
(2,692)	Community Health Systems, Inc.*	(147,979)
(1,858)	Edwards Lifesciences Corp.*	(224,669)
(1,225)	Humana, Inc.	(170,091)
(1,606)	Medivation, Inc.*	(169,754)

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(503)	Mettler-Toledo International, Inc.*	$(130,011)
(1,200)	Thermo Fisher Scientific, Inc.	(141,084)
(1,637)	Universal Health Services, Inc. - Class B	(169,773)
(1,590)	Vertex Pharmaceuticals, Inc.*	(179,098)
(1,611)	Zimmer Holdings, Inc.	(179,208)
		(1,708,740)
	INDUSTRIALS – (12.7)%
(1,070)	FedEx Corp.	(179,118)
(1,399)	Kansas City Southern	(171,783)
(2,310)	Old Dominion Freight Line, Inc.*	(168,330)
(1,400)	United Rentals, Inc.*	(154,084)
(660)	W.W. Grainger, Inc.	(162,888)
(1,350)	Watsco, Inc.	(137,187)
		(973,390)
	MATERIALS – (3.4)%
(1,580)	Eagle Materials, Inc.	(138,139)
(2,106)	Royal Gold, Inc.	(120,358)
		(258,497)
	TECHNOLOGY – (6.4)%
(1,351)	FactSet Research Systems, Inc.	(177,576)
(846)	International Business Machines Corp.	(139,082)
(3,000)	Verint Systems, Inc.*	(172,470)
		(489,128)
	TOTAL COMMON STOCKS (Proceeds $6,413,478)	(6,458,329)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,413,478)	$(6,458,329)

ADR – American Depositary Receipt
LP – Limited Partnership
MLP – Master Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.
3	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	17.9%
Utilities	15.8%
Consumer Discretionary	14.6%
Health Care	13.9%
Consumer Staples	11.8%
Financials	11.0%
Industrials	9.1%
Communications	6.6%
Energy	6.1%
Materials	3.7%
Total Common Stocks	110.5%
Short-Term Investments	8.0%
Total Investments	118.5%
Liabilities in Excess of other assets	(18.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $9,201,759)	$9,096,162
Cash deposited with brokers for securities sold short	4,971,382
Receivables:
Investment securities sold	760,001
Fund shares sold	25,000
Due from Advisor	15,851
Dividends and interest	13,381
Prepaid expenses	42,289
Prepaid offering costs	22,581
Total assets	14,946,647

Liabilities:
Securities sold short, at value (proceeds $6,413,477)	6,458,329
Payables:
Investment securities purchased	769,120
Shareholder Servicing fees (Note 7)	2,322
Distribution fees - Class A & Class C (Note 8)	84
Dividends on securities sold short	629
Fund accounting fees	12,084
Administration fees	9,160
Auditing fees	7,703
Transfer agent fees and expenses	6,418
Chief Compliance Officer fees	1,718
Custody fees	1,034
Trustees' fees and expenses	453
Accrued other expenses	4,354
Total liabilities	7,273,408

Net Assets	$7,673,239

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,106,885
Accumulated net investment income	7,054
Accumulated net realized loss on investments and securities sold short	(290,252)
Net unrealized depreciation on:
Investments	(105,597)
Securities sold short	(44,851)
Net Assets	$7,673,239

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$25,447
Shares of benficial interest issued and outstanding	2,691
Redemption price1	9.46
Maximum sales charge (5.75% of offering price)2	0.58
Maximum offering price to public	$10.04

Class C Shares:
Net assets applicable to shares outstanding	$96,447
Shares of benficial interest issued and outstanding	10,223
Redemption price3	$9.43

Class I Shares:
Net assets applicable to shares outstanding	$7,551,346
Shares of benficial interest issued and outstanding	798,477
Redemption price	$9.46

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of the date of the purchase.
2	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
STATEMENT OF OPERATIONS
For the Period May 16, 2014* through October 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $304)	$123,861
Interest	25
Total investment income	123,886

Expenses:
Advisory fees	68,890
Registration fees	25,767
Fund accounting fees	24,750
Administration fees	24,287
Transfer agent fees and expenses	21,402
Legal fees	21,205
Offering costs	19,510
Dividends on securities sold short	17,887
Interest expense	12,555
Auditing fees	7,703
Shareholder Servicing fees (Note 7)	5,135
Custody fees	4,823
Chief Compliance Officer fees	4,373
Miscellaneous	3,541
Trustees' fees and expenses	2,762
Shareholder reporting fees	2,181
Insurance fees	553
Distribution fees (Note 8)	280

Total expenses	267,604
Advisory fees waived	(68,890)
Other expenses absorbed	(81,882)
Net expenses	116,832
Net investment income	7,054

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	127,632
Securities sold short	(417,884)
Net realized loss	(290,252)
Net change in unrealized appreciation/depreciation on:
Investments	(105,597)
Securities sold short	(44,851)
Net change in unrealized appreciation/depreciation	(150,448)
Net realized and unrealized loss on investments and securities sold short	(440,700)

Net Decrease in Net Assets from Operations	$(433,646)

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period May 16, 2014* through October 31, 2014 (Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$7,054
Net realized loss on investments and securities sold short	(290,252)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(150,448)
Net decrease in net assets resulting from operations	(433,646)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,500
Class C	100,500
Class I	8,030,998
Cost of shares redeemed:
Class I1	(50,113)
Net increase in net assets from capital transactions	8,106,885

Total increase in net assets	7,673,239

Net Assets:
Beginning of period	-
End of period	$7,673,239

Accumulated net investment income	$7,054

Capital Share Transactions:
Shares sold:
Class A	2,691
Class C	10,223
Class I	803,727
Shares redeemed:
Class I	(5,250)
Net increase from capital share transactions	811,391

*	Commencement of operations.
1	Net of redemption fee proceeds of $472.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
STATEMENT OF CASH FLOWS
For the Period May 16, 2014* through October 31, 2014 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	(433,646)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(16,327,620)
Proceeds from sale of investment securities	7,869,626
Proceeds from short sale	17,262,182
Closed short transactions	(11,266,588)
Purchase of short-term investment, net	(616,133)
Increase in deposits with brokers for securities sold short	(4,971,382)
Increase in receivables for investment securities sold	(760,001)
Increase in dividends and interest receivables	(13,381)
Increase in other assets	(105,721)
Increase in payables for securities purchased	769,120
Increase in dividends on securities sold short payable	629
Increase in accrued expenses	45,330
Net realized loss on investments	290,252
Net change in unrealized appreciation/depreciation on securities	150,448
Net cash used for operating activities	(8,106,885)
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	8,156,998
Redemption of shares, net of redemption fees	(50,113)
Net cash provided by financing activities	8,106,885

Net Increase in Cash	-

Cash:
Beginning balance	-
Ending balance	-

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period June 30, 2014* through October 31, 2014 (Unaudited)
Net asset value, beginning of period	$10.04
Income from Investment Operations:
Net investment loss1	(0.01)
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.58)

Net asset value, end of period	$9.46

Total return 2	(5.43)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	8.20%	4
After fees waived and expenses absorbed	3.69%	4
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.88)%	4
After fees waived and expenses absorbed	(0.37)%	4

Portfolio turnover rate	127%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1 million or more and no initial sales charge is applied to purchases of $1 million or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of the date of purchase. If these sales charges were included total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period June 30, 2014* through October 31, 2014 (Unaudited)
Net asset value, beginning of period	$10.04
Income from Investment Operations:
Net investment loss1	(0.04)
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.61)

Net asset value, end of period	$9.43

Total return 2	(5.72)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	8.95%	4
After fees waived and expenses absorbed	4.44%	4
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.63)%	4
After fees waived and expenses absorbed	(1.12)%	4

Portfolio turnover rate	127%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period May 16, 2014* through October 31, 2014 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.01
Net realized and unrealized loss on investments	(0.55)
Total from investment operations	(0.54)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.46

Total return3	(5.40)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,551

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.76%	5
After fees waived and expenses absorbed	3.38%	5
Ratio of net investment income (loss) to average net assets (includings dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.16)%	5
After fees waived and expenses absorbed	0.22%	5

Portfolio turnover rate	127%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
The Stone Toro Long Short Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide capital appreciation while providing lower volatility and minimal correlation to the overall global securities markets.  The Fund currently offers three classes of shares: Class I, Class A, and Class C. The Fund’s Class I shares commenced operations on May 16, 2014.  The Fund’s Class A and Class C shares commenced operations on June 30, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $42,091, which are being amortized over a one-year period from May 16, 2014 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At October 31, 2014, such collateral is denoted in the Fund’s Schedule of Investments.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period May 16, 2014 (commencement of operations) through October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Stone Toro Investment Advisers LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 2.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.75%, 3.50% and 2.50% of average daily net assets of the A Shares, C Shares and I Shares, respectively until September 1, 2015.

For the period May 16, 2014 (commencement of operations) through October 31, 2014, the Advisor waived its fees and absorbed other expenses totaling $150,772.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2014, the amount of these potentially recoverable expenses was $150,772.  The Advisor may recapture all or a portion of this amount no later than April 30, 2018.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 16, 2014 (commencement of operations) through October 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 16, 2014 (commencement of operations) through October 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,201,759
Gross unrealized appreciation	$179,209
Gross unrealized depreciation	(284,806)
Net unrealized depreciation on investments	$(105,597)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period May 16, 2014 (commencement of operations) through October 31, 2014, the Fund received $472 in redemptions fees.

Note 6- Investment Transactions
For the period May 16, 2014 (commencement of operations) through October 31, 2014, purchases and sales of investments, excluding short-term investments, were $16,327,620 and $7,869,626, respectively.  Proceeds from securities sold short and cover short securities, excluding short-term investments, were $17,262,182 and $11,266,588, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 16, 2014 (commencement of operations) through October 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The I Shares does not pay any distribution fees.

For the period May 16, 2014 (commencement of operations) through October 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$8,480,029	$-	$-	$8,480,029
Short-Term Investments	616,133	-	-	616,133
Total Assets	$9,096,162	$-	$-	$9,096,162

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Liabilities
Securities Sold Short
Common Stocks*	$6,458,329	$-	$-	$6,458,329
Total Liabilities	$6,458,329	$-	$-	$6,458,329

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 12 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Securities sold short, at value – liability	$6,458,329	$(3,329,645)	$(3,128,684)	$-

Stone Toro Long Short Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty

Note 13 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Stone Toro Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Stone Toro Investment Advisers LP (the “Investment Advisor”) with respect to the Stone Toro Long Short Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; information from the Investment Advisor regarding the performance of the Fund; reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Long/Short Equity fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The Board noted that the materials they reviewed indicated that the Fund’s return was 0.4% for the period from inception (May 16, 2014) through June 30, 2014, which the Investment Advisor indicated was in line with the returns of major long short benchmarks. The Trustees considered that the Fund had been operating for a very short period and that performance over a longer term would be more meaningful.

The Board also considered the overall quality of services provided by Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Stone Toro Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were above the medians of the Fund’s Expense Peer Group by 60 basis points and the Expense Universe by 75 basis points. The Board noted, however, the Investment Advisor’s explanation that the Fund’s gross exposure (of 110% long and 85% short) was very high and essentially equated to managing two separate portfolios. The Board also considered Morningstar’s indication that the mutual fund with strategies most similar to those of the Fund had a higher advisory fee than the Stone Toro Fund and total net expenses that were slightly lower (by seven basis points) than those of the Stone Toro Fund. The Board also considered that the investment advisory fee charged by the Investment Advisor to the Fund was lower than the fees it generally charged to manage assets of other clients using similar strategies, which generally paid a performance fee in addition to or in lieu of an asset-based fee.

In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were above the Fund’s Expense Peer Group median by 30 basis points and the Expense Universe median by 49 basis points. The Board noted, however, that the Fund had less than $8 million in assets as of June 30, 2014, and was significantly smaller than the average net assets of the funds in the Expense Peer Group and Expense Universe. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, noting that in addition to waiving its entire advisory fee with respect to the Fund, the Investment Advisor had subsidized certain of the Fund’s operating expenses. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Stone Toro Long Short Fund
EXPENSE EXAMPLE
For the Periods Ended October 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 16, 2014* to October 31, 2014 for Class I shares and from June 30, 2014* to October 31, 2014 for Class A shares and Class C shares.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Stone Toro Long Short Fund
EXPENSE EXAMPLE
For the Periods Ended October 31, 2014 (Unaudited)

Stone Toro Long Short Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		6/30/14*	10/31/14	6/30/14* –10/31/14
Class A	Actual Performance**	1,000.00	945.70	12.19
Class C	Actual Performance**	1,000.00	942.80	14.65
		5/16/14*	10/31/14	5/16/14*- 10/31/14
Class I	Actual Performance**	$1,000.00	$946.00	$15.24
		5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	Hypothetical (5% annual return before expenses)^	1,000.00	1,006.61	18.66
Class C	Hypothetical (5% annual return before expenses)^	1,000.00	1,002.83	22.41
Class I	Hypothetical (5% annual return before expenses)^	1,000.00	1,008.15	17.13

*	Commencement of operations.

**
Expenses are equal to the Fund’s annualized expense ratios of 3.69%, 4.44% and 3.38% for the Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 124/365 (to reflect the since inception period) for Class A shares and Class C shares and by 169/365 (to reflect the since inception period) for Class I shares.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 3.69%, 4.44% and 3.38% for Class A, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Stone Toro Long Short Fund
a series of the Investment Managers Series Trust

Investment Adviser
Stone Toro Investment Advisers LP
313 Commons Way
Princeton, New Jersey 08540

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Stone Toro Long Short Fund Class A	STVHX	461 41P 263
Stone Toro Long Short Fund Class C	STVFX	461 41P 255
Stone Toro Long Short Fund Class I	STVLX	461 41P 800

Privacy Principles of the Stone Toro Long Short Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Stone Toro Long Short Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 478-8676, on the Fund’s website at http://www.stonetoro.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 478-8676 , on the Fund’s website at http://www.stonetoro.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (855) 478-8676. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Stone Toro Long Short Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 478-8676

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2015